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                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP VALUE FUND II
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER [ ], 2005
                     TO PROSPECTUSES DATED NOVEMBER 1, 2005



     Effective immediately, the prospectuses for all share classes of Columbia Small Cap Value Fund II are hereby supplemented by changing the description of the Fund's principal investment strategies to indicate the following:

     The Master Portfolio may also invest up to 20% of its assets in foreign securities.